Note 5 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of activities for exploration and evaluation assets [text block]
	For the year ended
	November 30,
	2024	2023
	($)	($)

Balance at the beginning of year	56,815	56,788
Mineral rights and property acquired	99	-
Mineral property option payment	306	501
Impairment of exploration and evaluation assets	(74)	(1,809)
	57,146	55,480
Change in reclamation estimate	80	53
Foreign currency translation adjustments	(679)	1,282
Balance at the end of year	56,547	56,815

Disclosure of exploration and evaluation assets on project [text block]
	November 30,	November 30,
	2024	2023
	($)	($)
La Mina	15,731	14,926
Titiribi	12,560	12,161
Crucero	7,470	7,135
Yellowknife	7,143	7,061
Cachoeira	5,521	6,489
São Jorge	4,652	5,467
Yarumalito	1,736	1,685
Whistler	1,110	1,076
Surubim	227	354
Batistão	210	246
Montes Áureos and Trinta	159	187
Rea	28	28
Total	56,547	56,815

Disclosure information about exploration expenditures [text block]

	For the year ended
	November 30,
	2024	2023
	($)	($)
Whistler	8,008	6,828
São Jorge	1,096	439
Titiribi	371	247
Crucero	304	195
Yarumalito	291	261
La Mina	166	529
Rea	120	70
Yellowknife	84	91
Cachoeira	22	48
Other Exploration Expenses	-	2
Total	10,462	8,710